Other Financial Assets - Schedule of Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other Financial Assets [Abstract]
Receivables from third party operators of deposit machines	¥ 5,239	¥ 5,744
Time deposits pledged as collateral	5,128	3,677
Accrued interest	3,792	2,177
Trade date accrual	3,534	1,903
Office security deposits	2,946	3,725
Receivables from customers and other parties in the securities intermediary business	2,740	1,118
Receivables from third parties for PayPay Gift Vouchers	2,400	3
Derivative assets	2,310	2,234
Accrued income	1,949	1,741
Other	2,255	808
Total	¥ 32,293	¥ 23,130